LOANS RECEIVABLE, Allowance for Loan Losses, Ending Loan Balances by Portfolio and by Class based on Impairment Method (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jul. 02, 2013	Dec. 31, 2012
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	$ 0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	2,226		1,547
Loans receivable, allowance for credit losses, collectively evaluated for impairment	4,349		5,375
Loans receivable, allowance for credit losses, evaluated for impairment	6,575		6,922
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	95,012
Loan balance, acquired with credit deterioration	444	797
Loan balance, individually evaluated for impairment	6,960		8,080
Loans balance, collectively evaluated for impairment	517,039		523,951
Loan balance, evaluated for impairment	619,455		532,031
Residential mortgages [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	128		218
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,594		1,631
Loans receivable, allowance for credit losses, evaluated for impairment	1,722		1,849
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	50,985
Loan balance, acquired with credit deterioration	22
Loan balance, individually evaluated for impairment	2,297		2,137
Loans balance, collectively evaluated for impairment	318,657		321,528
Loan balance, evaluated for impairment	371,961		323,665
Real estate-commercial [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		296
Loans receivable, allowance for credit losses, collectively evaluated for impairment	1,220		1,458
Loans receivable, allowance for credit losses, evaluated for impairment	1,220		1,754
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	12,787
Loan balance, acquired with credit deterioration	0
Loan balance, individually evaluated for impairment	774		1,098
Loans balance, collectively evaluated for impairment	115,784		103,668
Loan balance, evaluated for impairment	129,345		104,766
Real estate-residential [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	77		4
Loans receivable, allowance for credit losses, collectively evaluated for impairment	360		604
Loans receivable, allowance for credit losses, evaluated for impairment	437		608
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	4,913
Loan balance, acquired with credit deterioration	184
Loan balance, individually evaluated for impairment	712		51
Loans balance, collectively evaluated for impairment	14,196		21,519
Loan balance, evaluated for impairment	20,005		21,570
Real estate-multi-family [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	136		245
Loans receivable, allowance for credit losses, evaluated for impairment	136		245
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	1,116
Loan balance, acquired with credit deterioration	191
Loan balance, individually evaluated for impairment	0		0
Loans balance, collectively evaluated for impairment	15,316		19,118
Loan balance, evaluated for impairment	16,623		19,118
Construction loans [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	2,021		1,029
Loans receivable, allowance for credit losses, collectively evaluated for impairment	187		668
Loans receivable, allowance for credit losses, evaluated for impairment	2,208		1,697
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	0
Loan balance, acquired with credit deterioration	0
Loan balance, individually evaluated for impairment	3,177		4,794
Loans balance, collectively evaluated for impairment	5,596		11,494
Loan balance, evaluated for impairment	8,773		16,288
Commercial and industrial loans [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	97		119
Loans receivable, allowance for credit losses, evaluated for impairment	97		119
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	279
Loan balance, acquired with credit deterioration	0
Loan balance, individually evaluated for impairment	0		0
Loans balance, collectively evaluated for impairment	6,570		4,646
Loan balance, evaluated for impairment	6,849		4,646
Home equity and second mortgage [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	214		251
Loans receivable, allowance for credit losses, evaluated for impairment	214		251
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	24,806
Loan balance, acquired with credit deterioration	47
Loan balance, individually evaluated for impairment	0		0
Loans balance, collectively evaluated for impairment	39,349		40,143
Loan balance, evaluated for impairment	64,202		40,143
Other consumer [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	50		11
Loans receivable, allowance for credit losses, evaluated for impairment	50		11
Loans receivable [Abstract]
Loan balance, acquired with credit deterioration	126
Loan balance, acquired with credit deterioration	0
Loan balance, individually evaluated for impairment	0		0
Loans balance, collectively evaluated for impairment	1,571		1,835
Loan balance, evaluated for impairment	1,697		1,835
Unallocated [Member]
Allowance for loan losses [Abstract]
Loans receivable, allowance for credit losses, acquired without credit deterioration	0
Loans receivable, allowance for credit losses, acquired with credit deterioration	0
Loans receivable, allowance for credit losses, individually evaluated for impairment	0		0
Loans receivable, allowance for credit losses, collectively evaluated for impairment	491		388
Loans receivable, allowance for credit losses, evaluated for impairment	$ 491		$ 388